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Scudder Variable Life Investment Fund

o   Capital Growth Portfolio

Supplement To Prospectus Dated May 1, 2000

The following information replaces the current disclosure for Capital Growth Portfolio in "The portfolio managers" section of the prospectus:

The following person handles the day-to-day management of the portfolio:

  William F. Gadsden
  Lead Portfolio Manager
    o  Began investment career in 1981
    o  Joined the advisor in 1983
    o  Joined the fund team in 1989

September 14, 2000